Sales revenues (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	202 0	2021	2022
Sales of products
Automotive
Vehicles	22,647,701	20,509,606	23,739,442
Parts and components for production	1,197,089	1,287,053	1,504,215
Parts and components for after service	2,170,448	2,049,187	2,407,143
Other	755,141	752,000	881,193

Total automotive	26,770,379	24,597,846	28,531,993
All other	923,314	479,553	541,436

Total sales of products	27,693,693	25,077,398	29,073,428
Financial services	2,172,854	2,137,195	2,306,079

Total sales revenues	29,866,547	27,214,594	31,379,507

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Finance leases
Financial income related to net lease investment	98,865	106,724	134,512
Operating leases	1,051,822	1,017,707	1,093,545

Total	1,150,688	1,124,431	1,228,057

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	March 31,
	2021	2022
Contract liabilities	854,679	989,959